Reserves (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at the beginning of the period, gross of reinsurance	$ 1,717,938
Paid losses related to:
Balance at the end of the period, gross of reinsurance	1,719,916	$ 1,717,938
Group term life
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at the beginning of the period, gross of reinsurance	188,519	189,522	$ 192,607
Reinsurance ceded and other	(2,649)	(3,265)	(2,296)	$ (2,612)
Balance at the beginning of the period, net of reinsurance	185,254	187,226	189,995
Incurred losses related to:
Current year	129,161	119,725	116,735
Prior year's interest	6,993	7,187	7,388
Prior year (s)	(15,558)	(14,875)	(12,207)
Total incurred losses	120,596	112,037	111,916
Paid losses related to:
Current year	81,726	74,687	72,794
Prior year (s)	37,723	39,322	41,891
Total paid losses	119,449	114,009	114,685
Balance at the end of the period, net of reinsurance	186,401	185,254	187,226
Balance at the end of the period, gross of reinsurance	189,050	188,519	189,522
Group disability
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at the beginning of the period, gross of reinsurance	1,168,935	1,198,416	1,229,425
Reinsurance ceded and other	(37,574)	(37,284)	(34,642)	$ (33,494)
Balance at the beginning of the period, net of reinsurance	1,131,651	1,163,774	1,195,931
Incurred losses related to:
Current year	258,077	278,082	275,567
Prior year's interest	48,989	50,610	53,255
Prior year (s)	(19,610)	(34,238)	(29,995)
Total incurred losses	287,456	294,454	298,827
Paid losses related to:
Current year	73,862	78,411	68,769
Prior year (s)	250,628	248,166	262,215
Total paid losses	324,490	326,577	330,984
Balance at the end of the period, net of reinsurance	1,094,617	1,131,651	1,163,774
Balance at the end of the period, gross of reinsurance	$ 1,132,191	$ 1,168,935	$ 1,198,416